First State Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.94%
	Airport Services - 5.38%
3,766	Aena SME SA*^	$491,032
99,620	Auckland International Airport Ltd.^	424,664
6,846	Flughafen Zurich AG*^	867,928
48,720	Grupo Aeroportuario del Sureste SAB de CV - Class B*^	488,185
94,717	Signature Aviation plc^	286,701
		2,558,510

	Construction & Engineering - 4.15%
11,814	Eiffage SA*^	1,032,463
10,913	VINCI SA^	939,231
		1,971,694

	Electric Utilities - 30.62%
20,474	Alliant Energy Corp.	1,102,525
15,444	American Electric Power Company, Inc.	1,341,775
104,500	CLP Holdings Ltd.^	988,120
27,300	Emera, Inc.^	1,136,269
16,790	Evergy, Inc.	1,088,496
22,249	Eversource Energy	2,003,967
11,481	NextEra Energy, Inc.	3,222,717
18,040	PNM Resources, Inc.	761,829
18,824	Portland General Electric Co.	830,703
46,820	SSE plc^	794,179
18,499	Xcel Energy, Inc.	1,277,171
		14,547,751

	Gas Utilities - 7.77%
213,200	China Gas Holdings Ltd.^	641,247
37,400	ENN Energy Holdings Ltd.^	453,354
83,308	Infraestructura Energetica Nova SAB de CV^	247,060
14,761	Rubis SCA^	696,309
30,800	Tokyo Gas Co. Ltd.^	653,949
29,964	UGI Corp.	999,000
		3,690,919

	Highways & Railtracks - 11.60%
59,111	Atlantia SpA*^	947,029
764,000	Jiangsu Expressway Co. Ltd. - Class H^	819,490
59,497	Promotora y Operadora de Infraestructura SAB de CV*^	436,142
334,266	Transurban Group^	3,306,390
		5,509,051

	Multi-Utilities - 12.80%
15,320	Avista Corp.	568,832
43,554	CenterPoint Energy, Inc.	827,961
31,262	Dominion Energy, Inc.	2,533,160
70,048	Hera SpA^	269,271
54,422	National Grid plc^	638,474
50,782	NiSource, Inc.	1,241,620
		6,079,318

	Oil & Gas Storage & Transportation - 4.35%
17,007	Cheniere Energy, Inc.*	841,506
19,200	Pembina Pipeline Corp.^	466,579
39,692	Williams Companies, Inc.	759,308
		2,067,393

	Railroads - 6.65%
225,641	Aurizon Holdings Ltd.^	719,557
13,800	East Japan Railway Co.^	795,496
3,969	Norfolk Southern Corp.	762,881
2,616	Union Pacific Corp.	453,484
9,900	West Japan Railway Co.^	427,531
		3,158,949

	Water Utilities - 1.62%
24,184	Severn Trent plc^	770,683
	TOTAL COMMON STOCKS (Cost $41,734,715)	40,354,268

	MLP INVESTMENTS: 2.83%
	Oil & Gas Storage & Transportation - 2.83%
50,143	Enterprise Products Partners, LP	882,517
11,405	Magellan Midstream Partners, LP	461,788
	TOTAL MLP INVESTMENTS (Cost $1,493,496)	1,344,305

	REITs: 8.93%
	Real Estate - 8.93%
6,679	American Tower Corp.	1,745,824
5,127	Crown Castle International Corp.	854,671
5,274	SBA Communications Corp.	1,643,062
	TOTAL REITs (Cost $3,608,274)	4,243,557

	Total Investments in Securities (Cost $46,836,485): 96.70%	45,942,130
	Other Assets in Excess of Liabilities: 3.30%	1,569,247
	Net Assets: 100.00%	$47,511,377

	* Non-income producing security.
	^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	58.46%
Australia	8.47%
France	5.62%
United Kingdom	5.24%
China	5.16%
Japan	3.95%
Canada	3.37%
Italy	2.56%
Mexico	2.47%
Switzerland	1.83%
Spain	1.03%
Cayman Islands	0.95%
New Zealand	0.89%
100.00%

First State Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

First State Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Energy	$2,067,393	$-	$-	$2,067,393
Industrials	2,140,692	11,057,512	-	13,198,204
Utilities	19,183,085	5,905,586	-	25,088,671
Total Common Stocks	23,391,170	16,963,098	-	40,354,268
MLP Investments	1,344,305	-	-	1,344,305
REITs	4,243,557	-	-	4,243,557
Total Investments in Securities	$28,979,032	$16,963,098	$-	$45,942,130

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.